Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and due from banks, net of allowance for credit losses of $3 and $4		$ 6,061	$ 6,252
Interest-bearing deposits with the Federal Reserve and other central banks		102,467	141,775
Interest-bearing deposits with banks, net of allowance for credit losses of $2 and $3 (includes restricted of $3,822 and $3,167)		16,630	17,300
Federal funds sold and securities purchased under resale agreements		29,607	30,907
Securities:
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 and less than $1 (fair value of $56,775 and $49,224)		56,866	47,946
Available-for-sale, at fair value (amortized cost of $100,774 and $105,141, net of allowance for credit losses of $10 and $11)		101,839	108,495
Total securities		158,705	156,441
Trading assets		16,577	15,272
Loans		67,787	56,469
Allowance for credit losses		(196)	(358)
Net loans		67,591	56,111
Premises and equipment		3,431	3,602
Accrued interest receivable		457	510
Goodwill		17,512	17,496
Intangible assets		2,991	3,012
Other assets, net of allowance for credit losses on accounts receivable of $4 and $4 (includes $1,187 and $1,009, at fair value)	[1]	22,409	20,955
Total assets		444,438	469,633
Deposits:
Noninterest-bearing (principally U.S. offices)		93,695	83,854
Interest-bearing deposits in U.S. offices		120,903	133,479
Interest-bearing deposits in non-U.S. offices		105,096	124,212
Total deposits		319,694	341,545
Federal funds purchased and securities sold under repurchase agreements		11,566	11,305
Trading liabilities		5,469	6,031
Payables to customers and broker-dealers		25,150	25,085
Commercial paper		0	0
Other borrowed funds		749	350
Accrued taxes and other expenses		5,767	5,696
Other liabilities (including allowance for credit losses on lending-related commitments of $45 and $121, also includes $496 and $1,110, at fair value)	[1]	6,721	7,517
Long-term debt (includes $— and $400, at fair value)		25,931	25,984
Total liabilities		401,047	423,513
Temporary equity
Redeemable noncontrolling interests		161	176
Permanent equity
Preferred stock – par value $0.01 per share; authorized 100,000,000 shares; issued 48,826 and 45,826 shares		4,838	4,541
Common stock – par value $0.01 per share; authorized 3,500,000,000 shares; issued 1,389,397,912 and 1,382,306,327 shares		14	14
Additional paid-in capital		28,128	27,823
Retained earnings		36,667	34,241
Accumulated other comprehensive loss, net of tax		(2,213)	(985)
Less: Treasury stock of 585,252,546 and 495,542,796 common shares, at cost		(24,400)	(19,833)
Total The Bank of New York Mellon Corporation shareholders’ equity		43,034	45,801
Nonredeemable noncontrolling interests of consolidated investment management funds		196	143
Total permanent equity	[2]	43,230	45,944	[3]
Total liabilities, temporary equity and permanent equity		$ 444,438	$ 469,633

[1]	In 2021, we reclassified the assets and liabilities of consolidated investment management funds, at fair value, to other assets and other liabilities, respectively. See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $41,260 million at Dec. 31, 2020 and $38,196 million at Dec. 31, 2021.
[3]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $37,941 million at Dec. 31, 2019 and $41,260 million at Dec. 31, 2020.